Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Schedule of revenue
	For the year ended December 31
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
Consumables	190	650	554
Support services	400	598	654
Sales of printers	4,320	5,770	2,191
Total	4,910	7,018	3,399
Printers rental	190	52	-
Total revenue	5,100	7,070	3,399

Schedule of revenues per geographical locations
	For the year ended December 31,
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
U.S.	2,727	3,367	1,263
Asia Pacific	1,239	1,591	1,362
Europe and Israel(*)	1,134	2,112	774
Total revenue	5,100	7,070	3,399
(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.

Schedule of timing of revenue recognition
	For the year ended December 31,
	2018	2019	2020
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	590	650	654
Goods transferred at a point in time	4,510	6,420	2,745
Total revenue	5,100	7,070	3,399

Schedule of contract assets and contract liabilities deriving from contracts with customers
	December 31,
	2019	2020
	Thousands USD	Thousands USD
Open balances	1,816	713
Contract liabilities	991	968